Income Taxes - Schedule of Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	$ 1,729,774	$ 1,550,063
Total deferred tax liabilities	$ 1,729,774	$ 1,550,063